RETIREMENT BENEFIT OBLIGATIONS (Table)	12 Months Ended
Dec. 31, 2017
RETIREMENT BENEFIT OBLIGATIONS
Schedule of the Group’s retirement benefit obligations

	2017	2016
	$ million	$ million
Funded plans:
UK Plan	(53)	4
US Plan	(9)	27
Other plans	46	52
	(16)	83
Unfunded plans:
Other plans	60	55
Retirement healthcare	25	26
	69	164
Amount recognised on the balance sheet – liability	131	164
Amount recognised on the balance sheet – asset	(62)	–

Reconciliation of benefit obligations and pension assets

			2017			2016
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Amounts recognised on the balance sheet at beginning of the period	(1,577)	1,413	(164)	(1,521)	1,350	(171)
Income statement expense:
Current service cost	(12)	–	(12)	(19)	–	(19)
Past service credit	4	–	4	51	–	51
Settlements	–	–	–	7	(7)	–
Interest (expense)/income	(44)	42	(2)	(52)	48	(4)
Administration costs and taxes	(3)	–	(3)	(3)	–	(3)
Costs recognised in income statement	(55)	42	(13)	(16)	41	25
Re-measurements:
Actuarial gain due to liability experience	1	–	1	7	–	7
Actuarial loss due to financial assumptions change	(38)	–	(38)	(301)	–	(301)
Actuarial gain due to demographic assumptions	42	–	42	33	–	33
Return on plan assets greater than discount rate	–	59	59	–	180	180
Re-measurements recognised in OCI	5	59	64	(261)	180	(81)
Cash:
Employer contributions	–	53	53	–	60	60
Employee contributions	(4)	4	–	(4)	4	–
Benefits paid directly by the Group	2	(2)	–	3	(3)	–
Benefits paid, taxes and administration costs paid from scheme assets	102	(102)	–	61	(61)	–
Net cash	100	(47)	53	60	–	60

Exchange rate movements	(98)	89	(9)	161	(158)	3
Amount recognised on the balance sheet	(1,625)	1,556	(69)	(1,577)	1,413	(164)
Amount recognised on the balance sheet – liability	(290)	159	(131)	(1,577)	1,413	(164)
Amount recognised on the balance sheet – asset	(1,335)	1,397	62	–	–	–

Represented by:

			2017			2016
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
UK Plan	(854)	907	53	(844)	840	(4)
US Plan	(481)	490	9	(461)	434	(27)
Other Plans	(290)	159	(131)	(272)	139	(133)
Total	(1,625)	1,556	(69)	(1,577)	1,413	(164)

Market value of the US, UK and Other Plans assets

	2017	2016	2015
	$ million	$ million	$ million
UK Plan:
Assets with a quoted market price:
Cash and cash equivalents	8	6	5
Equity securities	235	213	234
Other bonds	43	38	43
Liability driven investments	192	239	171
Diversified growth funds	152	130	144
	630	626	597
Other assets:
Insurance contract	277	214	214
Market value of assets	907	840	811
US Plan:
Assets with a quoted market price:
Cash and cash equivalents	–	–	–
Equity securities	88	178	166
Government bonds – fixed interest	201	128	119
Corporate bonds	201	128	119
Market value of assets	490	434	404
Other Plans:
Assets with a quoted market price:
Cash and cash equivalents	4	4	9
Equity securities	43	35	35
Government bonds – fixed interest	4	3	5
– index linked	3	3	9
Corporate and other bonds	11	11	13
Insurance contracts	36	34	28
Property	19	12	8
Other quoted securities	2	2	1
	122	104	108
Other assets:
Insurance contracts	37	35	27
Market value of assets	159	139	135
Total market value of assets	1,556	1,413	1,350

Defined benefit pension costs charged for the UK and US Plans

	2017		2016		2015
	UK Plan	US Plan	UK Plan	US Plan	UK Plan	US Plan
	$ million	$ million	$ million	$ million	$ million	$ million
Service cost	–	–	7	–	9	–
Past service credit	–	–	(49)	–	(7)	–
Settlement loss	–	–	1	–	2	–
Net interest cost, administration and taxes	1	2	–	3	3	4
	1	2	(41)	3	7	4

Principal actuarial assumptions

	2017	2016	2015
	% per annum	% per annum	% per annum
UK Plan:
Discount rate	2.4	2.6	3.8
Future salary increases	n/a	3.8	3.6
Future pension increases	3.2	3.3	3.1
Inflation (RPI)	3.2	3.3	3.1
Inflation (CPI)	2.2	2.3	2.1
US Plan:
Discount rate	3.5	4.0	4.3
Future salary increases	n/a	n/a	n/a
Inflation	n/a	n/a	n/a

Current longevities underlying the values of the obligations in the defined benefit plans

	2017	2016	2015
	years	years	years
Life expectancy at age 60
UK Plan:
Males	28.8	29.7	29.6
Females	30.3	31.1	31.3
US Plan:
Males	25.2	25.1	25.8
Females	27.4	27.4	28.2
Life expectancy at age 60 in 20 years’ time
UK Plan:
Males	31.0	32.5	32.6
Females	31.8	33.0	33.4
US Plan:
Males	25.5	25.4	27.6
Females	28.0	27.9	29.9

Sensitivity analysis

	Increase in pension obligation		Increase in pension cost
$ million	+50bps/+1yr	‑50bps/‑1yr	+50bps/+1yr	‑50bps/‑1yr
UK Plan:
Discount rate	-80.9	+92.6	-2	+2
Inflation	+88.1	-77.3	+2	-2
Mortality	+38.0	-37.7	+1	-1
US Plan:
Discount rate	-25.5	+27.9	-1	+1
Inflation	n/a	n/a	n/a	n/a
Mortality	+11.4	-11.6	–	–

Risk

The pension plans expose the Group to the following risks:

Interest rate risk

Volatility in financial markets can change the calculations of the obligation significantly as the calculation of the obligation is linked to yields on AA-rated corporate bonds. A decrease in the bond yield will increase the measure of plan liabilities, although this will be partially offset by increases in the value of matching plan assets such as bonds and insurance contracts.

In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce interest rate risk.

Inflation risk

The UK Plan is linked to inflation. A high rate of inflation will lead to a higher liability. This risk is managed by holding inflation-linked bonds and an inflation-linked insurance contract in respect of some of the obligation. In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce inflation risk.

The UK and US Plans have been closed to future accrual which eliminates the exposure to this risk.

Investment risk

If the return on plan assets is below the discount rate, all else being equal, there will be an increase in the plan deficit.

In the UK, this risk is partially managed by a portfolio of liability matching assets and a bulk annuity, together with a dynamic de-risking policy to switch growth assets into liability matching assets over time.

The US Plan has a dynamic de-risking policy to shift plan assets into longer-term stable asset classes. The policy established 10 pre-determined funded status levels and when each trigger point is reached, the plan assets are re‑balanced accordingly. In 2017, two trigger points were reached and the plan assets were re-balanced such that there was reduced investment in equity securities and increased investment in government and corporate bonds.

Longevity risk

The present value of the plans defined benefit liability is calculated by reference to the best estimate of the mortality of the plan participants both during and after their employment. An increase in the life expectancy of plan participants above that assumed will increase the benefit obligation.

The UK Plan, in order to minimise longevity risk, has entered into an insurance contract which covers a portion of pensioner obligations.

Salary risk

The calculation of the defined benefit obligation uses the future estimated salaries of plan participants. Increases in the salary of plan participants above that assumed will increase the benefit obligation.

The exposure to salary risk in the UK and US has been eliminated with the closure of these Plans to future accrual.